Supplement dated November 13, 2017
to the Prospectus of the following fund:
Fund	Prospectus
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Long Government/Credit Bond Fund	5/1/2017
Effective immediately, the information under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Co-Portfolio Manager	November 2017
Timothy Doubek, CFA	Senior Portfolio Manager	Co-Portfolio Manager	November 2017
The rest of the section remains the same.
Effective immediately, the information under the heading “Portfolio Managers” in the “More Information About the Fund - Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Co-Portfolio Manager	November 2017
Timothy Doubek, CFA	Senior Portfolio Manager	Co-Portfolio Manager	November 2017
Mr. Murphy joined the Investment Manager in 2002. Mr. Murphy began his investment career in 1986 and earned a B.B.A. from the University of Notre Dame and an M.B.A. from the University of Michigan.
Mr. Doubek joined the Investment Manager in 2001. Mr. Doubek began his investment career in 1987 and earned an M.B.A. from the University of Michigan.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-1876-6 A (11/17)